Schedule of Weighted-Average Assumptions (Detail)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
U.S. Plans
Schedule of Net Periodic Benefit Costs Weighted Average Assumptions [Line Items]
Discount rate, net periodic benefit cost	4.09%	5.02%	4.01%
Expected long-term rate of return on assets, net periodic benefit cost	6.80%	7.72%	8.00%
Discount rate, benefit obligations	4.56%	4.09%	5.02%
International Plans
Schedule of Net Periodic Benefit Costs Weighted Average Assumptions [Line Items]
Discount rate, net periodic benefit cost	3.05%	4.15%	3.92%
Rate of compensation increase, net periodic benefit cost	1.68%	2.08%	2.06%
Expected long-term rate of return on assets, net periodic benefit cost	6.45%	6.45%	6.40%
Discount rate, benefit obligations	3.30%	3.05%	4.15%
Rate of compensation increase, benefit obligations	1.68%	1.68%	2.08%
Other Postretirement Benefit Plans
Schedule of Net Periodic Benefit Costs Weighted Average Assumptions [Line Items]
Discount rate, net periodic benefit cost	5.27%	5.86%	5.15%
Expected long-term rate of return on assets, net periodic benefit cost	5.50%	6.75%	6.75%
Discount rate, benefit obligations	5.61%	5.27%	5.86%